Related Party Transactions (Details) - CHF (SFr)					3 Months Ended	12 Months Ended
	May 31, 2023	May 01, 2023	Sep. 09, 2022	Feb. 04, 2022	Mar. 08, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Interest receivable						SFr 18,905
Agreement amount			SFr 600,000
Short term loan					SFr 100,000
Bearing interest rate	10.00%	4.99%		4.90%	5.00%
Share based payment charge amounted						283,588	SFr 223,286	SFr 240,408
Share based payments						283,588	223,286	240,408
Stock option amount						99,318	5,355	2,474
Gremaud GmbH [Member]
Related Party Transactions (Details) [Line Items]
Fees paid						251,110	195,988
Fees payment for other services						0	0
Dr Wickline [Member]
Related Party Transactions (Details) [Line Items]
Fees paid							172,512
Loan Agreement [Member]
Related Party Transactions (Details) [Line Items]
Agreement amount			SFr 200,000
Board of Directors Chairman [Member]
Related Party Transactions (Details) [Line Items]
Fees paid							138,507
Share based payment charge amounted						681,353
Payroll charge							1,038,810	810,671
Fees amount							183,058	165,245
Board of Directors [Member]
Related Party Transactions (Details) [Line Items]
Share based payment charge amounted						SFr 41,319	51,171	48,046
Pension amount							SFr 44,469	SFr 49,050	SFr 29,467